Other Current Financial Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Current Financial Assets [Abstract]
Security deposits	$ 210	$ 147
Derivative assets (Note 28)		18,632
Other current financial assets	$ 210	$ 18,779